Related Parties - Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Maximum cap of off-shore pay to executives	40.00%
Joint ventures
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	$ 10	$ 12	$ 16
Purchases and services acquired from related parties	0	3	6
Outstanding balances arising from sale of goods and services due by related parties	0	2	8
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	19	16	15
Outstanding balances arising from sale of goods and services due by related parties	$ 19	$ 7	$ 0